SEGMENT REPORTING (Details Narrative) - Integer	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Number of operating segments	3	3
Number of reportable segment		1
Single Reportable Segment [Member]
Segment Reporting [Line Items]
Number of reportable segment	1